GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Exchange Rates And Linkage Bases
Details of the CPI and the representative exchange rates are as follows:

		Exchange rate	Exchange rate
	Israeli CPI	of one US dollar	of one Euro
	Points	NIS	NIS

December 31, 2019	101.8	3.456	3.878
December 31, 2018	101.2	3.748	4.292
December 31, 2017	100.4	3.467	4.153

	%

December 31, 2019	0.6	(7.8)	(10.0)
December 31, 2018	0.8	8.1	3.3
December 31, 2017	1.5	(0.1)	2.7

Activity In The Allowance For Doubtful Accounts
The activity in the allowance for doubtful accounts for the three years ended December 31, 2019 is as follows:

	Year ended December 31,
	2019	2018	2017

Opening balance	170	234	160
Doubtful debt expenses during the year	71	86	147
Customers write-offs/collection during the year	(31)	(134)	(91)
Foreign currency translation adjustments	17	(16)	18

Closing balance	227	170	234

Fixed Assets Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation and impairment losses. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Machinery and equipment	5-33
Leasehold improvements	6-14
Motor vehicles	15
Office furniture and equipment	6-33

Schedule of Assumptions for Binomial Option Pricing Model
The following assumptions were used in the Binomial option pricing model for the year ended December 31, 2019 (no options were granted in 2017):

	2019	2018

Dividend yield	0%	0%
Expected volatility	76%	71%
Risk-free interest	1.47%	2.89%
Contractual term	10 years	10 years
Forfeiture rate	0%	0%

Schedule of Accumulated Other Comprehensive Loss, Net
The total accumulated other comprehensive loss, net was comprised as follows:

	December 31,
	2019	2018	2017

Foreign currency translation adjustments	139	(75)	600

Total accumulated other comprehensive income (loss)	139	(75)	600